Rule 497(j)
                                   Reg. No. 33-49221
                                   Reg. No. 33-47084

Pursuant to Rule 497(j) promulgated under the Securities Act of 1933, the Registrant, Dean Witter Select Municipal Trust,
Delaware Series 12 and Long Term Portfolio Series 126, hereby certifies as follows:

1) the form of prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement, and

2) the text of the said amendment to the registration statement has been filed electronically.


                         Dean Witter Select Municipal Trust,
                         Delaware Series 12
                         Long Term Portfolio Series 126
                         (Registrant)

                         By:  Dean Witter Reynolds
                         Incorporated


                         Thomas Hines
                         Thomas Hines
                         First Vice President
                         Authorized Signatory

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549